Fixed Assets, Net (Details) - Schedule of fixed assets, net - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Property, Plant and Equipment [Line Items]
Fixed assets, gross	$ 1,116	$ 1,082
Less - accumulated depreciation	485	295
Fixed assets, net	631	787
Software Development [Member]
Property, Plant and Equipment [Line Items]
Fixed assets, gross	597	539
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Fixed assets, gross	173	154
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Fixed assets, gross	$ 346	$ 389